Annual Total Returns	0 Months Ended
Mar. 01, 2012
(Administrator) | (WF Small/Mid Cap Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003	58.44%
Annual Return 2004	19.37%
Annual Return 2005	13.62%
Annual Return 2006	13.91%
Annual Return 2007	(0.67%)
Annual Return 2008	(43.74%)
Annual Return 2009	61.38%
Annual Return 2010	18.91%
Annual Return 2011	(8.41%)
(Administrator) | (WF Small Cap Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(6.29%)
Annual Return 2003	48.45%
Annual Return 2004	19.89%
Annual Return 2005	14.83%
Annual Return 2006	12.80%
Annual Return 2007	10.33%
Annual Return 2008	(38.17%)
Annual Return 2009	52.36%
Annual Return 2010	19.65%
Annual Return 2011	(7.43%)
(Administrator) | (WF Intrinsic Small Cap Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003	62.53%
Annual Return 2004	27.04%
Annual Return 2005	(0.34%)
Annual Return 2006	18.89%
Annual Return 2007	(4.53%)
Annual Return 2008	(34.15%)
Annual Return 2009	25.83%
Annual Return 2010	19.98%
Annual Return 2011	(7.94%)
(Administrator) | (Wells Fargo Special Small Cap Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(6.81%)
Annual Return 2003	35.65%
Annual Return 2004	20.42%
Annual Return 2005	10.78%
Annual Return 2006	21.70%
Annual Return 2007	(7.86%)
Annual Return 2008	(31.59%)
Annual Return 2009	30.19%
Annual Return 2010	22.96%
Annual Return 2011	(1.91%)
(Administrator) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(26.82%)
Annual Return 2003	38.83%
Annual Return 2004	13.75%
Annual Return 2005	6.33%
Annual Return 2006	10.51%
Annual Return 2007	10.77%
Annual Return 2008	(41.79%)
Annual Return 2009	41.01%
Annual Return 2010	27.30%
Annual Return 2011	(4.94%)
(Administrator) | (WF Small Cap Opportunities Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(18.94%)
Annual Return 2003	36.89%
Annual Return 2004	25.83%
Annual Return 2005	6.36%
Annual Return 2006	21.79%
Annual Return 2007	11.07%
Annual Return 2008	(32.23%)
Annual Return 2009	33.82%
Annual Return 2010	20.83%
Annual Return 2011	(4.40%)
(Retail) | (WF Small/Mid Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003	58.44%
Annual Return 2004	19.37%
Annual Return 2005	13.32%
Annual Return 2006	13.41%
Annual Return 2007	(1.00%)
Annual Return 2008	(43.90%)
Annual Return 2009	61.03%
Annual Return 2010	18.61%
Annual Return 2011	(8.64%)
(Retail) | (WF Small Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(6.20%)
Annual Return 2003	48.49%
Annual Return 2004	19.89%
Annual Return 2005	14.82%
Annual Return 2006	12.92%
Annual Return 2007	10.26%
Annual Return 2008	(38.37%)
Annual Return 2009	51.78%
Annual Return 2010	19.36%
Annual Return 2011	(7.58%)
(Retail) | (WF Intrinsic Small Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003	62.53%
Annual Return 2004	27.04%
Annual Return 2005	(0.64%)
Annual Return 2006	18.43%
Annual Return 2007	(4.79%)
Annual Return 2008	(34.33%)
Annual Return 2009	25.51%
Annual Return 2010	19.63%
Annual Return 2011	(8.14%)
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(7.04%)
Annual Return 2003	35.36%
Annual Return 2004	20.04%
Annual Return 2005	10.43%
Annual Return 2006	21.41%
Annual Return 2007	(8.09%)
Annual Return 2008	(31.75%)
Annual Return 2009	29.86%
Annual Return 2010	22.60%
Annual Return 2011	(2.15%)
(Retail) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A
Bar Chart Table:
Annual Return 2002	(26.86%)
Annual Return 2003	38.75%
Annual Return 2004	13.68%
Annual Return 2005	6.19%
Annual Return 2006	10.51%
Annual Return 2007	10.64%
Annual Return 2008	(41.79%)
Annual Return 2009	40.94%
Annual Return 2010	27.22%
Annual Return 2011	(5.05%)
(Institutional) | (WF Small/Mid Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003	58.44%
Annual Return 2004	19.37%
Annual Return 2005	13.62%
Annual Return 2006	13.97%
Annual Return 2007	(0.51%)
Annual Return 2008	(43.65%)
Annual Return 2009	61.72%
Annual Return 2010	19.20%
Annual Return 2011	(8.29%)
(Institutional) | (WF Small Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(6.13%)
Annual Return 2003	48.70%
Annual Return 2004	20.09%
Annual Return 2005	15.03%
Annual Return 2006	12.99%
Annual Return 2007	10.52%
Annual Return 2008	(38.06%)
Annual Return 2009	52.61%
Annual Return 2010	19.84%
Annual Return 2011	(7.21%)
(Institutional) | (WF Intrinsic Small Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003	62.53%
Annual Return 2004	27.04%
Annual Return 2005	(0.28%)
Annual Return 2006	19.19%
Annual Return 2007	(4.37%)
Annual Return 2008	(33.97%)
Annual Return 2009	26.04%
Annual Return 2010	20.20%
Annual Return 2011	(7.76%)
(Institutional) | (Wells Fargo Special Small Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(6.81%)
Annual Return 2003	35.65%
Annual Return 2004	20.42%
Annual Return 2005	10.78%
Annual Return 2006	21.70%
Annual Return 2007	(7.86%)
Annual Return 2008	(31.59%)
Annual Return 2009	30.19%
Annual Return 2010	22.96%
Annual Return 2011	(1.73%)
(Institutional) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(26.66%)
Annual Return 2003	39.13%
Annual Return 2004	14.00%
Annual Return 2005	6.57%
Annual Return 2006	10.75%
Annual Return 2007	11.01%
Annual Return 2008	(41.66%)
Annual Return 2009	41.32%
Annual Return 2010	27.62%
Annual Return 2011	(4.76%)
(Investor) | (WF Small/Mid Cap Value Fund) | Investor Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003	58.44%
Annual Return 2004	19.37%
Annual Return 2005	13.32%
Annual Return 2006	13.41%
Annual Return 2007	(1.09%)
Annual Return 2008	(43.92%)
Annual Return 2009	60.84%
Annual Return 2010	18.50%
Annual Return 2011	(8.70%)
(Investor) | (WF Small Cap Value Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(6.13%)
Annual Return 2003	48.70%
Annual Return 2004	20.09%
Annual Return 2005	15.03%
Annual Return 2006	12.99%
Annual Return 2007	10.32%
Annual Return 2008	(38.31%)
Annual Return 2009	51.90%
Annual Return 2010	19.40%
Annual Return 2011	(7.64%)
(Investor) | (WF Intrinsic Small Cap Value Fund) | Investor Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003	62.53%
Annual Return 2004	27.04%
Annual Return 2005	(0.64%)
Annual Return 2006	18.43%
Annual Return 2007	(4.79%)
Annual Return 2008	(34.32%)
Annual Return 2009	25.39%
Annual Return 2010	19.62%
Annual Return 2011	(8.20%)